Earnings (Loss) Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of anti-dilutive shares	0	0	117,659
Warrants [Member]
Number of anti-dilutive shares	133,334	51,667	158,333
Stock Options [Member]
Number of anti-dilutive shares	296,900